Basis of Preparation - Schedule of changes to the statements of comprehensive income (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Revenue	€ 10,327	€ 9,981	€ 189,923
Cost of sales	6,450	6,208	160,448
Gross profit	3,877	3,773	29,475
Research and development expenses	4,614	4,335	19,297
General administrative expenses	7,906	11,596	46,739
Selling expenses	2,394	1,949	9,860
Impairment of financial assets	154	95	1,140
Other operating income	733	366	3,209
Total other operating expenses	1	34	86
Operating loss	(10,459)	(13,870)	(44,438)
Loss for the period	(6,482)	(4,889)	(45,262)
Total comprehensive loss	€ (6,388)	€ (4,768)	€ (44,719)
Net loss per share - Continuing operations - Basic (in EUR)	€ (0.48)	€ (0.63)	€ (1.98)
Net loss per share - Continuing operations - Diluted (in EUR)	€ (0.48)	€ (0.63)	€ (1.98)
Previously Reported
Disclosure of changes in accounting estimates [line items]
Revenue			€ 189,923
Cost of sales			161,765
Gross profit			28,158
Research and development expenses			19,297
General administrative expenses			46,739
Selling expenses			9,860
Impairment of financial assets			1,140
Other operating income			2,936
Total other operating expenses			86
Operating loss			(46,028)
Loss for the period			(46,852)
Total comprehensive loss			€ (46,309)
Net loss per share - Continuing operations - Basic (in EUR)			€ (2.06)
Net loss per share - Continuing operations - Diluted (in EUR)			€ (2.06)
Change
Disclosure of changes in accounting estimates [line items]
Cost of sales			€ (1,317)
Gross profit			1,317
Other operating income			273
Operating loss			1,590
Loss for the period			1,590
Total comprehensive loss			€ 1,590
Net loss per share - Continuing operations - Basic (in EUR)			€ 0.08
Net loss per share - Continuing operations - Diluted (in EUR)			€ 0.08